Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
UCLA TDG [Member]
Product Liability Contingency [Line Items]
License commitment fee	$ 500,000		$ 500,000
Percentage of amount raised in private placement	2.00%		2.00%
License Agreement [Member]
Product Liability Contingency [Line Items]
Payment of UCLA TDG annual maintenance fee	$ 10,000		$ 10,000
Percentage of commercial sale of the licensed product equal to net sales	3.00%		3.00%
License Agreement [Member] | UCLA TDG [Member]
Product Liability Contingency [Line Items]
License commitment fee	$ 45,500	$ 0	$ 102,293	$ 224,053
License Agreement [Member] | UCLA TDG [Member] | First Subject in Feasibility Study [Member]
Product Liability Contingency [Line Items]
License commitment fee	100,000		100,000
License Agreement [Member] | UCLA TDG [Member] | First Subject in Pivotal Study [Member]
Product Liability Contingency [Line Items]
License commitment fee	250,000		250,000
License Agreement [Member] | UCLA TDG [Member] | Pre-Market Approval of Licensed Product or Licensed Method [Member]
Product Liability Contingency [Line Items]
License commitment fee	500,000		500,000
License Agreement [Member] | UCLA TDG [Member] | First Commercial Sale of Licensed Product or Licensed Method [Member]
Product Liability Contingency [Line Items]
License commitment fee	$ 1,000,000		$ 1,000,000
License Agreement [Member] | UCLA TDG [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of the licensed product equal to net sales	10.00%		10.00%
License Agreement [Member] | UCLA TDG [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of the licensed product equal to net sales	20.00%		20.00%
License Agreement [Member] | Third Party [Member]
Product Liability Contingency [Line Items]
Reduced royalty percentage	0.333%		0.333%
License Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Annual minimum royalty for life of the patent rights	$ 50,000		$ 50,000
License Agreement [Member] | After First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Annual minimum royalty for life of the patent rights	$ 250,000		$ 250,000